Long-Term Debt and Financial Liabilities, net	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt and Financial Liabilities, net

8.          Long-Term Debt and Financial Liabilities, net

Long-term debt (a,b) and financial liabilities (c,d and e) in the condensed consolidated statement of financial position are analysed as follows:

	Borrowers / Lenders	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
(a)	Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited. / First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	34,622	(145)	(333)	279	34,423
(b)	Calypso Shipholding S.A. / Marguerite Maritime S.A.	20,640	(222)	—	113	20,531
	Total Long-term debt at June 30, 2026	55,262	(367)	(333)	392	54,954
	Less: Current Portion	(6,165)	206	300	(392)	(6,051)
	Long-Term Portion	49,097	(161)	(33)	—	48,903

	Total Long-term debt at December 31, 2025	58,345	(471)	(482)	440	57,832
	Less: Current Portion	(6,165)	208	300	(440)	(6,097)
	Long-Term Portion	52,180	(263)	(182)	—	51,735

(c)	Daxos Maritime Limited / SK Shipholding S.A.	25,903	(271)	—	—	25,632

(d)	Paralus Shipholding S.A. / Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	23,702	(242)	—	—	23,460

(e)	Olympia Shipholding S.A. / SK Shipholding S.A.	1,400	—	—	—	1,400

	Total Financial liabilities at June 30, 2026	51,005	(513)	—	—	50,492
	Less: Current Portion	(1,973)	57	—	—	(1,916)
	Long-Term Portion	49,032	(456)	—	—	48,576

	Total Financial liabilities at December 31, 2025	51,954	(541)	—	—	51,413
	Less: Current Portion	(1,942)	57	—	—	(1,885)
	Long-Term Portion	50,012	(484)	—	—	49,528

8.          Long-Term Debt and Financial Liabilities, net (continued)

Details of the Company’s credit facilities are discussed in Note 11 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.

As of June 30, 2026, the Company had available undrawn financing commitments relating to its vessels under construction. Specifically, under the $28.0 million (absolute amount) sale and bareboat back arrangement entered into through Olympia Shipholding S.A., the Company had an unused committed amount of $26.6 million (absolute amount), after receipt of the $1.4 million (absolute amount) advance deposit. In addition, under the loan agreement entered into through Thalia Shipholding S.A., the Company had an unused committed amount of $25.0 million (absolute amount).

As at June 30, 2026, the Company was in compliance with the loan covenants of the agreement with the lenders.

The contractual annual principal payments relating to the First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) loan facility, the Marguerite Loan Facility, the Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. sale and bareboat back arrangement and the SK Shipholding S.A. sale and bareboat back arrangements for Daxos Maritime Limited and Olympia Shipholding S.A. to be made subsequent to June 30, 2026, were as follows:

June 30,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.	SK Shipholding S.A. / Daxos Maritime Limited	Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	SK Shipholding S.A. / Olympia Shipholding S.A.	Total
2027	4,984	1,180	1,095	821	57	8,137
2028	29,638	1,180	1,162	885	62	32,927
2029	—	18,280	1,168	931	62	20,441
2030	—	—	1,201	995	62	2,258
2031 and thereafter	—	—	21,277	20,070	1,157	42,504
Total	34,622	20,640	25,903	23,702	1,400	106,267